IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 317		$ 192
Increase (decrease) in EVE	(556)		(511)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(119)		(47)
Increase (decrease) in EVE	$ 57		$ 104
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 92		$ 24
Increase (decrease) in EVE		(348)		(307)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(42)		(7)
Increase (decrease) in EVE		$ 49		$ 50